Federated Hermes Kaufmann Fund II
A Portfolio of Federated Hermes Insurance Series
PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2021
Effective September 2, 2021, Jonathan Art, Senior Investment Analyst & Senior Portfolio Manager, no longer serves as a portfolio manager of the above-named fund. Accordingly, please remove all references to Mr. Art.
The other members of the management team as described in the fund Prospectuses will continue to manage the fund.
September 1, 2021

Federated Hermes Kaufmann Fund II
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455527 (9/21)
© 2021 Federated Hermes, Inc.